Reconciliation of Segment Information to Consolidated Income Statements and Balance Sheets (Tables)	12 Months Ended
Jun. 30, 2023
Disclosure of entity's operating segments [Abstract]
Disclosure of Operating Segments	Reconciliation of segment information to consolidated income statement and balance sheet

	SA Rand
Figures in million	2023	2022	2021
Reconciliation of production profit to consolidated profit/(loss) before taxation
Revenue per segment report	47 520	41 742	40 698
Revenue per income statement	49 275	42 645	41 733
Other metal sales treated as by-product credits in the segment report	(1 325)	(903)	(1 035)
Toll treatment services	(430)	—	—
Production costs per segment report	(33 541)	(32 196)	(28 739)
Production costs per income statement	(34 866)	(33 099)	(29 774)
Other metal sales treated as by-product credits in the segment report	1 325	903	1 035

Production profit per segment report	13 979	9 546	11 959
Revenue not included in segments	430	—	—
Cost of sales items other than production costs	(4 669)	(8 828)	(5 715)
Amortisation and depreciation of mining assets	(3 355)	(3 622)	(3 777)
Amortisation and depreciation of assets other than mining assets	(99)	(61)	(98)
Rehabilitation expenditure	(32)	(136)	(135)
Care and maintenance cost of restructured shafts	(227)	(273)	(144)
Employment termination and restructuring costs	(597)	(218)	(332)
Share-based payments	(51)	(143)	(114)
Impairment of assets	—	(4 433)	(1 124)
Toll treatment costs	(323)	—	—
Other	15	58	9

Gross profit	9 740	718	6 244
Corporate, administration and other expenditure	(1 044)	(984)	(1 068)
Exploration expenditure	(506)	(214)	(177)
Gains/(losses) on derivatives	(194)	53	1 022
Foreign exchange translation gain/(loss)	(634)	(327)	670
Other operating expenses	(268)	(1)	(241)

Operating profit/(loss)	7 094	(755)	6 450
Gain on bargain purchase	—	—	303
Acquisition-related costs	(214)	—	(124)
Share of profit from associate	57	63	83
Investment income	663	352	331
Finance costs	(994)	(718)	(661)

Profit/(loss) before taxation	6 606	(1 058)	6 382
42    Reconciliation of segment information to consolidated income statement and balance sheet continued

	SA Rand
Figures in million	2023	2022	2021
Reconciliation of total segment assets to consolidated assets includes the following:
Non-current assets
Property, plant and equipment not allocated to a segment	11 098	7 280	6 741
Mining assets (a)	1 080	943	757
Undeveloped property (b)	7 384	4 004	3 989
Other non-mining assets	516	510	411
Assets under construction (c)	2 118	1 823	1 584
Intangible assets	33	48	365
Restricted cash and investments	6 121	5 555	5 232
Investments in associates	111	125	126
Deferred tax assets	189	203	272
Other non-current assets	332	374	332
Derivative financial assets	269	137	328
Current assets
Inventories	3 265	2 818	2 542
Restricted cash and investments	41	27	67
Trade and other receivables	2 395	1 682	1 652
Derivative financial assets	110	519	1 471
Cash and cash equivalents	2 867	2 448	2 819
Total	26 831	21 216	21 947

(a)    These balances relate to Wafi-Golpu assets and assets that provide services to several CGUs, such as Harmony One Plant.

(b)    Undeveloped properties comprise the Target North property, Eva Copper (refer to note 14) and Wafi-Golpu’s undeveloped properties.

(c)    Assets under construction consist of the Wafi-Golpu assets.